Staff costs and Directors Remuneration (Schedule of Staff Costs and Directors Remuneration) (Details) item in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Disclosure of Staff costs and Directors Remuneration [Line Items]
Number of employees at year end | item	439	457	405
Wages and salaries	$ 55,325	$ 52,644	$ 41,775
Share-based payments (Note 30)	2,717	5,446	4,075
Social security charges	6,888	7,464	5,364
Director's fees and allowance	3,266	2,876	3,458
Employee benefits expense	68,196	68,430	54,672
Salaries and fees	13,483	12,452	9,674
Share-based payments	2,251	2,918	2,322
Other benefits in kind	262	272	287
Key Management Personnel Compensation	15,996	15,642	12,283
Production and operating costs [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	14,542	18,603	12,358
Geological and geophysical expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	18,448	15,527	11,026
Administrative expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	$ 35,206	$ 34,300	$ 31,288